BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2013
Business Acquisitions Disclosure [Abstract]
Business Acquisitions Disclosure

4.       BUSINESS ACQUISITIONS

DukeNet Acquisition

On December 31, 2013, TWC completed its acquisition of DukeNet Communications, LLC (“DukeNet”), a regional fiber optic network company that provides data and high-capacity bandwidth services to wireless carrier, data center, government and enterprise customers in North Carolina and South Carolina, as well as five other states in the Southeast, for $572 million in cash (including the repayment of debt), net of cash acquired and capital leases assumed. The financial results for DukeNet, which primarily affect the Business Services segment, have been included in the Company's consolidated financial statements from the date of acquisition and did not significantly impact the Company's consolidated financial results for the year ended December 31, 2013.

Insight Acquisition

On February 29, 2012, TWC completed its acquisition of Insight Communications Company, Inc. and its subsidiaries (“Insight”) for $1.339 billion in cash, net of cash acquired. At closing, TWC repaid $1.164 billion outstanding under Insight's senior secured credit facility (including accrued interest), and terminated the facility. Additionally, during 2012, Insight's $495 million in aggregate principal amount of senior notes due 2018 were redeemed for $579 million in cash (including premiums and accrued interest). The financial results for Insight, which primarily affect the Residential Services and Business Services segments, have been included in the Company's consolidated financial statements from the date of acquisition and did not significantly impact the Company's consolidated financial results for the year ended December 31, 2012.

NewWave Cable Systems Acquisition

On November 1, 2011, TWC completed its acquisition of certain NewWave Communications (“NewWave”) cable systems for $259 million in cash. The financial results for the NewWave cable systems, which primarily affect the Residential Services and Business Services segments, have been included in the Company's consolidated financial statements from the date of acquisition and did not significantly impact the Company's consolidated financial results for the year ended December 31, 2011.

NaviSite Acquisition

On April 21, 2011, TWC completed its acquisition of NaviSite, Inc. (“NaviSite”) for $263 million, net of cash acquired. At closing, TWC repaid $44 million of NaviSite's debt.  The financial results for NaviSite, which primarily affect the Business Services segment, have been included in the Company's consolidated financial statements from the date of acquisition and did not significantly impact the Company's consolidated financial results for the year ended December 31, 2011.

Other Acquisitions

Additionally, during 2011, TWC completed two acquisitions of cable systems in Texas and Ohio for $38 million in cash. The financial results for these acquisitions have been included in the Company's consolidated financial statements from the respective date of acquisition and did not significantly impact the Company's consolidated financial results for the year ended December 31, 2011.